Property and Equipment - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 0.6	$ 0.1	$ 0.6
Impairment charges	0.0	$ 0.0	$ 3.7
Gain (Loss) on Disposition of Property Plant Equipment	$ (0.1)